ASSETS HELD FOR SALE AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of properties disposed	The details of the disposed properties and land are as follows:

Property	Location	Date disposed	Sale price
10 Topolowa	Mirków, Poland	February 18, 2022	$34,486
378 10 Hospodářský Park, České Velenice(1)	Třeboň, Czech Republic	June 9, 2022	31,535
			$66,021
(1)In conjunction with the disposal of the income-producing property, the associated carrying value of the non- controlling interest of $1.4 million was derecognized on June 9, 2022.

Disclosure of fair value changes in properties classified as assets held for sale
The following table summarizes the fair value changes in properties classified as assets held for sale:

Years ended December 31,	2022	2021
Balance, beginning of year	$64,612	$—
Fair value gains, net	1,934	—
Foreign currency translation, net	(1,877)	—
Other changes	5	—
Disposals	(66,021)	—
Classified as assets held for sale	42,529	64,612
Balance, end of year	$41,182	$64,612